Consolidated Statements of Total Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Earnings	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2013	$ 1,574,919,000	$ 461,000	$ 432,792,000	$ (44,114,000)	$ 1,148,738,000	$ 1,537,877,000	$ 37,042,000
Beginning Balance (in shares) at Dec. 31, 2013		46,261,000
Consolidated net earnings (loss)	154,294,000				155,601,000	155,601,000	(1,307,000)
Other comprehensive earnings (loss)	(62,086,000)			(62,045,000)		(62,045,000)	(41,000)
Dividends declared ($1.60 in 2014 & 2015 and $1.64 in 2016 per common share)	(91,304,000)				(91,304,000)	(91,304,000)
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition	2,751,873,000	$ 203,000	2,751,670,000			2,751,873,000
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition (in shares)		20,309,000
Issuances of common stock for stock award plans	$ 41,772,000	$ 7,000	41,765,000			41,772,000
Issuances of common stock for stock award plans (in shares)		723,000
Repurchases of common stock, Shares	0
Stock-based compensation expense	$ 8,993,000		8,993,000			8,993,000
Distributions to owners of noncontrolling interests	(800,000)						(800,000)
Purchase of subsidiary shares from noncontrolling interest	(24,913,000)		8,399,000			8,399,000	(33,312,000)
Ending Balance at Dec. 31, 2014	4,352,748,000	$ 671,000	3,243,619,000	(106,159,000)	1,213,035,000	4,351,166,000	1,582,000
Ending Balance (in shares) at Dec. 31, 2014		67,293,000
Consolidated net earnings (loss)	288,938,000				288,792,000	288,792,000	146,000
Other comprehensive earnings (loss)	552,000			537,000		537,000	15,000
Dividends declared ($1.60 in 2014 & 2015 and $1.64 in 2016 per common share)	(107,462,000)				(107,462,000)	(107,462,000)
Issuances of common stock for stock award plans	30,624,000	$ 5,000	30,619,000			30,624,000
Issuances of common stock for stock award plans (in shares)		471,000
Repurchases of common stock	$ (519,962,000)	$ (33,000)			(519,929,000)	(519,962,000)
Repurchases of common stock, Shares	(3,285,380)	(3,285,000)
Stock-based compensation expense	$ 13,589,000		13,589,000			13,589,000
Noncontrolling interest acquired from business combination	1,475,000						1,475,000
Distributions to owners of noncontrolling interests	(325,000)						(325,000)
Ending Balance at Dec. 31, 2015	$ 4,060,177,000	$ 643,000	3,287,827,000	(105,622,000)	874,436,000	4,057,284,000	2,893,000
Ending Balance (in shares) at Dec. 31, 2015	64,479,000	64,479,000
Consolidated net earnings (loss)	$ 425,444,000				425,386,000	425,386,000	58,000
Other comprehensive earnings (loss)	(25,004,000)			(25,065,000)		(25,065,000)	61,000
Dividends declared ($1.60 in 2014 & 2015 and $1.64 in 2016 per common share)	(105,036,000)				(105,036,000)	(105,036,000)
Issuances of common stock for stock award plans	26,112,000	$ 3,000	26,109,000			26,112,000
Issuances of common stock for stock award plans (in shares)		285,000
Repurchases of common stock	$ (259,228,000)	$ (16,000)			(259,212,000)	(259,228,000)
Repurchases of common stock, Shares	(1,587,987)	(1,588,000)
Stock-based compensation expense	$ 20,481,000		20,481,000			20,481,000
Distributions to owners of noncontrolling interests	(400,000)						(400,000)
Contribution from owners of noncontrolling interest	44,000		44,000			44,000
Ending Balance at Dec. 31, 2016	$ 4,142,590,000	$ 630,000	$ 3,334,461,000	$ (130,687,000)	$ 935,574,000	$ 4,139,978,000	$ 2,612,000
Ending Balance (in shares) at Dec. 31, 2016	63,176,000	63,176,000